UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   03-31-03

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-08-03

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              34

Form 13F Information Table Value Total:                          215,928
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                              TITLE                            SH/PRN;
     NAME OF ISSUER         OF CLASS     CUSIP       (X$1000)  PUT/CALL DISCRETION MANAGERS     VOTING AUTHORITY
                                                                                              SOLE SHARED    NONE
Affiliated Managers Group      Com     008252108       9,662   232,432SH   SOLE      N/A     133,281  0      99,151
Allied Cap Corp New            Com     01903Q108      10,704   535,730SH   SOLE      N/A     313,886  0     221,844
American Capital Strategies    Com     024937104      10,746   479,742SH   SOLE      N/A     286,140  0     193,602
Ambac Finl Group Inc           Com     023139108       4,994    98,844SH   SOLE      N/A      58,064  0      40,780
Arrow Electrs Inc.             Com     042735100       5,054   343,824SH   SOLE      N/A     196,452  0     147,372
Avnet Inc                      Com     053807103       3,523   336,129SH   SOLE      N/A     193,721  0     142,408
Clayton Homes Inc              Com     184190106       9,316   843,800SH   SOLE      N/A     498,300  0     345,500
Countrywide Financial Group    Com     222372104      15,274   265,643SH   SOLE      N/A     149,665  0     115,978
Duratek Inc                    Com     26658Q102       3,030   304,177SH   SOLE      N/A     162,268  0     141,909
Equity Office Properties Tr    Com     294741103       5,079   199,556SH   SOLE      N/A     119,925  0      79,631
Equity Residential          Sh Ben Int 29476L107         538    22,344SH   SOLE      N/A      12,742  0       9,602
Exxon Mobil Corp               Com     30231G102         296     8,480SH   SOLE      N/A       1,600  0       6,880
Gladstone Capital Corp         Com     376535100       5,322   330,980SH   SOLE      N/A     185,743  0     145,237
Intrawest Corporation        Com New   460915200       7,291   698,378SH   SOLE      N/A     395,979  0     302,399
Key Energy Svcs Inc            Com     492914106       9,784   970,676SH   SOLE      N/A     552,492  0     418,184
Kimco Realty Corp              Com     49446R109       8,013   228,164SH   SOLE      N/A     131,542  0      96,622
Level 3 Communications Inc     Com     52729N100      10,351 2,005,920SH   SOLE      N/A   1,134,781  0     871,139
MBIA Inc                       Com     55262C100       8,287   214,466SH   SOLE      N/A     124,462  0      90,004
Mestek Inc                     Com     590829107       1,483    81,063SH   SOLE      N/A      48,947  0      32,116
Nabors Industries Ltd          Shs     G6359F103       9,907   248,491SH   SOLE      N/A     144,499  0     103,992
NCI Building Sys Inc           Com     628852105      10,219   658,862SH   SOLE      N/A     372,153  0     286,709
Natco Group Inc.               Cl A    63227W203         412    72,890SH   SOLE      N/A      48,035  0      24,855
Palm Harbor Homes              Com     696639103       6,519   461,713SH   SOLE      N/A     262,523  0     199,190
Radian Group Inc               Com     750236101      14,042   420,668SH   SOLE      N/A     241,563  0     179,105
Rite Aid Corp                  Com     767754104          68    30,470SH   SOLE      N/A           0  0      30,470
Rouse Co                       Com     779273101      10,464   302,859SH   SOLE      N/A     176,219  0     126,640
SL Green Rlty Corp             Com     78440X101       1,512    49,490SH   SOLE      N/A      31,958  0      17,532
Triad Gty Inc                  Com     895925105      10,042   292,260SH   SOLE      N/A     171,481  0     120,779
Transport Corp of Amer Inc     Com     89385P102         617   123,416SH   SOLE      N/A      77,321  0      46,095
USFreightways Corp             Com     916906100       6,378   251,986SH   SOLE      N/A     144,307  0     107,679
Weatherford International L    Com     G95089101       7,325   193,935SH   SOLE      N/A     111,790  0      82,145
Wells Fargo & Co New           Com     949746101       4,288    95,302SH   SOLE      N/A      56,132  0      39,170
Westport Res Corp New          Com     961418100       3,305   164,039SH   SOLE      N/A      95,302  0      68,737
Westport Res Corp New        Pfd Conv  961418209       2,083    96,880SH   SOLE      N/A      59,890  0      36,990

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